UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2010

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

ADVISORY RESEARCH FUNDS

Advisory Research International Small Cap Value Fund
Advisory Research All Cap Value Fund

SEMI-ANNUAL REPORT
April 30, 2010

Advisory Research International Small Cap Value Fund
Advisory Research All Cap Value Fund
Each a series of the Investment Managers Series Trust

Table of Contents

Funds Expenses	1
Schedules of Investments	3
Statements of Assets and Liabilities	12
Statements of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	15
Notes to Financial Statements	16
Supplemental Information	24

This report and the financial statements contained herein are provided for the general information of the shareholders of the Advisory Research Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

Advisory Research Funds
FUNDS EXPENSES - April 30, 2010 (Unaudited)

Expense Example
As a shareholder of the Advisory Research International Small Cap Value Fund or Advisory Research All Cap Value Fund (each a “Fund” and collectively the “Funds”), you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Funds expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from the inception date of 03/31/10 to 4/30/10 for the Advisory Research International Small Cap Value Fund, and from the inception date of 11/16/09 to 4/30/10 for the Advisory Research All Cap Value Fund.

Actual Expenses
The information in the table under the headings “Actual Performance” provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the tables under the headings “Hypothetical (5% annual return before expenses)” provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Advisory Research Funds
FUNDS EXPENSES - April 30, 2010 (Unaudited)

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	3/31/10	4/30/10	3/31/10 – 4/30/10
Advisory Research International Small Cap Value Fund
Actual Performance	$1,000.00	$1,011.00	$1.15
Hypothetical (5% annual return before expenses)	$1,000.00	$1,003.10	$1.15

* Expenses are equal to the Fund’s annualized expense ratios of 1.35%, multiplied by the average account value over the period, multiplied by 31/365 (to reflect the since inception period).  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/16/09	4/30/10	11/16/09 – 4/30/10
Advisory Research All Cap Value Fund
Actual Performance	$1,000.00	$1,127.00	$5.80
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.72	$5.52

* Expenses are equal to the Fund’s annualized expense ratios of 1.20%, multiplied by the average account value over the period, multiplied by 166/365 (to reflect the since inception period).  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS - As of April 30, 2010
(Unaudited)

Number
of Shares		Value

	Common Stocks – 93.6%
	Australia – 5.1%
39,542	Australian Agricultural Co., Ltd.*	$47,082
6,457	Crown Ltd.	48,685
19,965	Tassal Group Ltd.	30,094
		125,861
	Austria – 2.0%
2,903	EVN AG	48,481
		48,481
	Canada – 2.9%
17,220	Genesis Land Development Corp.*	70,012
		70,012
	China – 5.4%
296,000	Golden Meditech Holdings Ltd.*	69,999
60,000	People's Food Holdings Ltd.	30,186
232,500	Wuyi International Pharmaceutical Co., Ltd.	32,143
		132,328
	France – 5.6%
375	Guyenne et Gascogne SA	38,576
925	Nexans SA	72,918
322	Societe BIC SA	25,033
		136,527
	Germany – 7.2%
1,415	Aareal Bank AG*	30,369
1,006	Hochtief AG	82,919
655	Krones AG	37,502
1,938	Wacker Neuson SE	25,778
		176,568
	Hong Kong – 2.8%
75,000	Emperor Entertainment Hotel Ltd.	12,435
112,000	Emperor International Holdings	24,025
3,000	Guoco Group Ltd.	31,200
		67,660

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS - As of April 30, 2010
(Unaudited)

Number
of Shares		Value

	Ireland – 2.5%
35,885	Beazley PLC	$62,247
		62,247
	Israel – 1.0%
1,123	Elbit Imaging Ltd.*	23,977
		23,977
	Italy – 8.8%
5,522	Buzzi Unicem SpA	50,029
2,625	Danieli & C Officine Meccaniche SpA	34,359
7,383	Exor SpA	82,540
20,044	Milano Assicurazioni SpA	47,619
		214,547
	Japan – 25.7%
3,100	Aderans Holdings Co., Ltd.*	38,076
2,100	As One Corp.	36,694
600	Bank of Okinawa Ltd.	24,679
6,350	Chugoku Marine Paints Ltd.	47,516
1,700	Cosel Co., Ltd.	23,778
800	Japan Petroleum Exploration Co.	40,820
3,000	Kanto Natural Gas Development Ltd.	16,258
2,500	Maruichi Steel Tube Ltd.	48,001
900	MISUMI Group, Inc.	17,924
4,800	Namco Bandai Holdings, Inc.	47,858
5,100	Pronexus, Inc.	31,587
900	San-A Co., Ltd.	36,796
228	SBI Holdings, Inc.	48,863
4,100	Star Micronics Co., Ltd.	50,722
600	Taiyo Ink Manufacturing Co., Ltd.	17,550
2,000	Takeuchi Manufacturing Co., Ltd.*	30,987
1,700	TKC	29,885
620	USS Co., Ltd.	42,425
		630,419

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS - As of April 30, 2010
(Unaudited)

Number
of Shares		Value

	Liechtenstein – 0.7%
160	Verwaltungs- und Privat-Bank AG	$18,141
		18,141
	Netherlands – 3.5%
5,095	Brit Insurance Holdings NV	61,755
543	Koninklijke DSM NV	24,254
		86,009
	Panama – 2.6%
4,560	Banco Latinoamericano de Comercio Exterior SA	64,570
		64,570
	Portugal – 1.7%
8,514	Banco Espirito Santo SA	40,757
		40,757
	Singapore – 2.7%
123,000	Gallant Venture Ltd.*	24,065
50,000	Hi-P International Ltd.	24,407
30,000	Metro Holdings Ltd.	18,211
		66,683
	Sweden – 1.8%
3,245	Industrivarden AB	44,419
		44,419
	Switzerland – 3.0%
57	Banque Cantonale Vaudoise	25,067
587	Pargesa Holding SA	47,722
		72,789
	United Kingdom – 6.5%
9,658	Bodycote PLC	32,735
7,702	Bovis Homes Group PLC*	49,971
18,888	Colt Telecom Group SA*	35,758
1,785	Whitbread PLC	41,714
		160,178

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS - As of April 30, 2010
(Unaudited)

Number
of Shares		Value

	United States – 2.1%
2,020	Pricesmart, Inc.	$50,258
		50,258
	Total Common Stocks
	(Cost $2,300,635)	2,292,431

Principal
Amount		Value
	Short-Term Investment – 10.1%
$247,640	Fidelity Institutional Money Market Fund, 0.21% †	$247,640
	Total Short-Term Investment
	(Cost $247,640)	247,640

	Total Investments – 103.7%
	(Cost $2,548,275)	2,540,071
	Liabilities less Other Assets - (3.7%)	(91,448)
	Total Net Assets – 100.0%	$2,448,623

* Non-Income Producing
PLC - Public Limited Company

† The rate quoted is the annualized seven-day yield of the Fund at the period end.

See accompanying Notes to Financial Statements.

Advisory Research International Small Cap Value Fund
SUMMARY OF INVESTMENTS BY INDUSTRY - As of April 30, 2010
(Unaudited)

Industry	Percent of Net Assets
Diversified Financial Services	8.4%
Machinery	7.6%
Insurance	7.0%
Commercial Banks	6.3%
Food & Staples Retailing	5.1%
Real Estate Management & Development	4.8%
Food Products	4.4%
Hotels Restaurants & Leisure	4.2%
Electrical Equipment	4.0%
Chemicals	3.7%
Construction & Engineering	3.4%
Health Care Equipment & Supplies	2.9%
Capital Markets	2.7%
Oil, Gas & Consumable Fuels	2.3%
Commercial Services & Supplies	2.3%
Electronic Equipment, Instruments	2.1%
Construction Materials	2.0%
Household Durables	2.0%
Electric Utilities	2.0%
Metals & Mining	2.0%
Leisure Equipment & Products	2.0%
Specialty Retail	1.7%
Personal Products	1.6%
Health Care Providers & Services	1.5%
Diversified Telecommunication	1.5%
Pharmaceuticals	1.3%
Thrifts & Mortgage Finance	1.2%
IT Services	1.2%
Industrial Conglomerates	1.0%
Multiline Retail	0.7%
Trading Companies & Distributor	0.7%
Total Long-Term Investments	93.6%

Short-Term Investment	10.1%
Total Investments	103.7%
Liabilities less Other Assets	(3.7)%

Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Advisory Research All Cap Value Fund
SCHEDULE OF INVESTMENTS - As of April 30, 2010
(Unaudited)

Number
of Shares		Value
	Common Stocks – 97.5%
	Consumer Discretionary – 7.0%
5,610	Comcast Corp.	$110,742
3,700	Family Dollar Stores, Inc.	146,372
4,040	Foot Locker, Inc.	62,014
1,410	Vail Resorts, Inc.*	64,352
		383,480
	Consumer Staples – 9.7%
1,550	Casey's General Stores, Inc.	59,877
2,120	JM Smucker Co.	129,468
3,570	Sysco Corp.	112,598
2,910	Walgreen Co.	102,286
2,320	Wal-Mart Stores, Inc.	124,468
		528,697
	Energy – 14.0%
3,760	Cabot Oil & Gas Corp.	135,849
1,690	Chevron Corp.	137,634
7,150	Denbury Resources, Inc.*	136,922
2,340	Petrohawk Energy Corp.*	50,521
1,450	Pioneer Natural Resources Co.	92,988
2,740	Range Resources Corp.	130,862
3,890	Valero Energy Corp.	80,873
		765,649
	Financials – 30.0%
2,120	AmeriCredit Corp.*	50,753
2,240	Berkshire Hathaway, Inc.*	172,480
2,620	CIT Group, Inc.*	106,372
5,400	Fifth Third Bancorp	80,514
680	Goldman Sachs Group, Inc.	98,736
7,300	Hudson City Bancorp, Inc.	97,090
7,380	Investors Bancorp, Inc.*	102,656
3,730	Jefferies Group, Inc.	101,530
4,200	JPMorgan Chase & Co.	178,836
4,980	Leucadia National Corp.*	126,044
3,450	Plum Creek Timber Co., Inc. - REIT	137,310
13,870	Regions Financial Corp.	122,611
1,400	SL Green Realty Corp. - REIT	87,038

Advisory Research All Cap Value Fund
SCHEDULE OF INVESTMENTS - As of April 30, 2010
(Unaudited)

Number
of Shares		Value
	Financials (continued)
3,980	SLM Corp.*	$48,715
4,030	Symetra Financial Corp.*	54,405
220	White Mountains Insurance Group Ltd.	75,592
		1,640,682
	Health Care – 8.1%
1,080	Analogic Corp.	51,646
1,630	Johnson & Johnson	104,809
2,320	Medtronic, Inc.	101,361
2,600	Merck & Co., Inc.	91,104
3,030	UnitedHealth Group, Inc.	91,839
		440,759
	Industrials – 9.4%
1,200	Caterpillar, Inc.	81,708
2,620	GATX Corp.	85,517
1,570	Northrop Grumman Corp.	106,493
5,320	Trinity Industries, Inc.	132,415
1,390	United Technologies Corp.	104,180
		510,313
	Information Technology – 11.9%
10,600	ADC Telecommunications, Inc.*	84,906
3,380	Avnet, Inc.*	108,059
3,670	FLIR Systems, Inc.*	112,265
1,980	Hewlett-Packard Co.	102,901
4,540	Imation Corp.*	49,214
3,480	Microsoft Corp.	106,279
4,850	Western Union Co.	88,512
		652,136
	Materials – 4.0%
1,430	Allegheny Technologies, Inc.	76,462
600	Potash Corp. of Saskatchewan, Inc.	66,300
1,440	Schnitzer Steel Industries, Inc.	77,760
		220,522

Advisory Research All Cap Value Fund
SCHEDULE OF INVESTMENTS - As of April 30, 2010
(Unaudited)

Number
of Shares		Value
	Telecommunication Services – 3.4%
2,380	CenturyTel, Inc.	$81,182
4,660	Vodafone Group PLC - ADR	103,452
		184,634
	Total Common Stocks
	(Cost $4,820,781)	5,326,872

Principal
Amount		Value
	Short-Term Investment – 2.7%
$145,894	Fidelity Institutional Money Market Fund, 0.21% †	$145,894
	Total Short-Term Investment
	(Cost $145,894)	145,894

	Total Investments – 100.2%
	(Cost $4,966,675)	5,472,766
	Liabilities less Other Assets - (0.2%)	(8,523)
	Total Net Assets – 100.0%	$5,464,243

*  Non-Income Producing
REIT – Real Estate Investment Trust
ADR – American Depository Receipt

† The rate quoted is the annualized seven-day yield of the Fund at the period end.

See accompanying Notes to Financial Statements.

Advisory Research All Cap Value Fund
SCHEDULE OF INVESTMENTS - As of April 30, 2010
Sector Representation as a % of Total Investments (Unaudited)

See accompanying Notes to Financial Statements.

Advisory Research Funds
STATEMENTS OF ASSETS AND LIABILITIES
At April 30, 2010 (Unaudited)

	International	All Cap
	Small Cap Value	Value
	Fund	Fund
Assets
Investments in securities, at cost	$2,548,275	$4,966,675
Investments in securities, at value	$2,540,071	$5,472,766
Receivables:
Dividends and interest	1,181	713
From Advisor	-	12,046
Unrealized gain on forward foreign currency exchange contracts	88	-
Prepaid expenses	32,226	27,683
Total assets	2,573,566	5,513,208

Liabilities
Payables:
Securities purchased	91,225	32,898
To Advisor	18,672	-
Administration fees	2,794	2,713
Custody fees	2,138	2,155
Fund accounting fees	4,249	2,607
Transfer agent fees	1,865	1,083
Trustees' fees	493	452
Chief Compliance Officer fees	390	2,220
Unrealized loss on forward foreign currency exchange contracts	57	-
Other accrued expenses	3,060	4,837
Total liabilities	124,943	48,965

Net Assets	$2,448,623	$5,464,243

Number of shares issued and outstanding (par value of $0.01 per share with unlimited number of shares authorized)	242,122	484,722
Net asset value per share	$10.11	$11.27

Composition of Net Assets
Paid-in capital	$2,454,758	$4,889,113
Undistributed net investment income	1,996	3,217
Accumulated net realized loss on investments and foreign currency	130	65,822
Net unrealized appreciation (depreciation) on:
Investments	(8,204)	506,091
Foreign currency	(57)	-
Net Assets	$2,448,623	$5,464,243

See accompanying Notes to Financial Statements.

Advisory Research Funds
STATEMENTS OF OPERATIONS
For the Periods Ended April 30, 2010 (Unaudited)

	International	All Cap
	Small Cap Value	Value
	Fund*	Fund*
Investment Income
Dividends †	$3,956	$25,038
Interest	80	241
Total income	4,036	25,279

Expenses
Advisory fee	1,511	18,385
Administration fee	2,795	15,463
Fund accounting fees and expenses	4,249	12,030
Transfer agent fees and expenses	1,865	10,319
Custody	2,138	6,520
Audit fees	2,103	6,823
Legal fees	1,051	3,411
Registration fees	1,890	9,932
Shareholder reporting fees	288	2,510
Chief compliance officer fees	390	3,411
Trustees' fees and expenses	493	2,729
Insurance	206	2,274
Offering costs	1,233	8,690
Miscellaneous	221	964
Total expenses	20,433	103,461
Less: fees waived and expenses absorbed	(18,393)	(81,399)
Net expenses	2,040	22,062
Net investment income	1,996	3,217

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain (loss) on:
Investments	267	65,822
Foreign currency	(137)	-
	130	65,822
Net unrealized appreciation (depreciation) on:
Investments	(8,204)	506,091
Foreign currency	(57)	-
	(8,261)	506,091

Net realized and unrealized gain (loss) on investments and foreign currency	(8,131)	571,913
Net Increase (Decrease) in Net Assets from Operations	$(6,135)	$575,130

* The International Small Cap Value Fund and the All Cap Value Fund commenced operations on March 31, 2010 and November 16, 2009, respectively.

† Net of foreign tax withheld of $661, and $18, respectively.

See accompanying Notes to Financial Statements.

Advisory Research Funds
STATEMENTS OF CHANGES IN NET ASSETS
(Unaudited)

	International Small Cap Value Fund	All Cap Value Fund
	March 31, 2010*	November 16, 2009*
	through	through
	April 30, 2010	April 30, 2010
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income	$1,996	$3,217
Net realized gain (loss) on:
Investments	267	65,822
Foreign currency	(137)	-
Net change in unrealized appreciation (depreciation) on:
Investments	(8,204)	506,091
Foreign currency	(57)	-
Net increase (decrease) in net assets resulting from operations	(6,135)	575,130

Capital Transactions
Proceeds from shares sold	2,454,758	4,889,113
Cost of shares repurchased	-	-
Redemption fee proceeds	-	-
Net change in net assets from capital transactions	2,454,758	4,889,113

Total increase in net assets	2,448,623	5,464,243

Net Assets
Beginning of period	-	-
End of period	$2,448,623	$5,464,243

Accumulated net investment income	$1,996	$3,217

Capital Share Activity
Shares sold	242,122	484,722
Shares issued on reinvestment	-	-
Shares redeemed	-	-
Net increase in shares outstanding	242,122	484,722

* Commencement of operations

See accompanying Notes to Financial Statements.

Advisory Research Funds
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period
(Unaudited)

	International		All Cap
	Small Cap Value		Value
	Fund		Fund
	March 31, 2010 (1)		November 16, 2009 (1)
	Through		Through
	April 30, 2010		April 30, 2010

Net asset value, beginning of period	$10.00		$10.00

Income from investment operations:
Net investment income	0.01		0.01
Net realized and unrealized gain on investments and foreign currency	0.10		1.26
Total from investment operations	0.11		1.27

Net asset value, end of period	$10.11		$11.27

Total return	1.10	%(2)	12.70	%(2)

Ratios/supplemental data:
Net assets, end of period (millions)	$2.4		$5.5

Ratio of expenses to average net assets: (4)
Before fees waived and expenses absorbed	13.39	%(3)	5.62	%(3)
After fees waived and expenses absorbed	1.35	%(3)	1.20	%(3)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(10.72	)%(3)	(4.25	)%(3)
After fees waived and expenses absorbed	1.32	%(3)	0.17	%(3)

Portfolio turnover rate	1.29	%(2)	14.80	%(2)

(1)	Commencement of Operations.
(2)	Not annualized.
(3)	Annualized.
(4)
The Advisor has contractually agreed to limit the operating expenses of the International Small Cap Value Fund to 1.35% and the All Cap Value Fund to 1.20% of each Fund's average net assets, respectively.

See accompanying Notes to Financial Statements.

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS – April 30, 2010 (Unaudited)

Note 1 – Organization
Advisory Research International Small Cap Value Fund (the “International Small Cap Value Fund”) and Advisory Research All Cap Value Fund (the “All Cap Value Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Funds’ primary investment objective is to provide long-term capital appreciation. The International Small Cap Value Fund commenced investment operations on March 31, 2010 and the All Cap Value Fund commenced investment operations on November 16, 2009.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Funds’ net asset value per share (“NAV”) is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the Funds may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS – April 30, 2010 (Unaudited)
(Continued)

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Forward Foreign Currency Exchange Contracts
The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rate fluctuations.  All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations.  The Funds record realized gains or losses at the time the forward contract is settled.  Counter-parties to these forward contracts are major U.S. financial institutions.

(e) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS – April 30, 2010 (Unaudited)
(Continued)

(f) Distributions to Shareholders
The Funds declare and pay dividends at least annually from net investment income and from net realized gains, if any.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

(g) Accounting Standards
Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) addresses the accounting for uncertainty in income taxes and establishes for all entities, including pass-through entities, such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken or expected to be taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction). The Funds recognize tax benefits only if it is more likely than not that a tax position (including the Funds’ assertion that their income is exempt from tax) will be sustained upon examination.  The Funds had no material uncertain tax positions and have not recorded a liability for unrecognized tax benefits as of April 30, 2010.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Advisory Research, Inc., a wholly owned subsidiary of Piper Jaffray Companies (the “Advisor”).  Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor at the following annual rates based on the average daily net assets of the Funds:

Fund	Annual Advisory Fee
International Small Cap Value Fund	1.00%
All Cap Value Fund	1.00%

The Advisor has contractually agreed to waive its fee and, if necessary, to reimburse other operating expenses in order to limit total annual operating expenses to the following levels through October 31, 2010:

Fund	Expense Limit as a % of average daily net assets
International Small Cap Value Fund	1.35%
All Cap Value Fund	1.20%

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS – April 30, 2010 (Unaudited)
(Continued)

The Advisor waived fess and reimbursed expenses of $18,393 from the International Small Cap Value Fund for the period March 31, 2010 through April 30, 2010, and $81,399 from the All Cap Value Fund for the period November 16, 2009 to April 30, 2010.  The Advisor may recover from each Fund fees and expenses previously waived or reimbursed, if each Fund’s expense ratio, including the recovered expenses, falls below the expense limits in place at the time the expenses were incurred.  The Advisor is permitted to seek reimbursement from each Fund for a period three fiscal years following the fiscal year in which such reimbursements occurred.  As of April 30, 2010, the Advisor may recapture a portion of the following amounts no later than the dates stated below:

	International Small Cap Value Fund	All Cap Value Fund
October 31, 2013	$18,393	$81,399

Grand Distribution Services, LLC (“GDS”) serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a. (“UMBNA”), an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the periods ended April 30, 2010, each Fund’s allocated fees paid to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Funds’ allocated fees accrued for CCO services for the periods ended April 30, 2010, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes
At April 30, 2010, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Funds, based on cost for federal income tax purposes were as follows:

	International Small Cap Value Fund	All Cap Value Fund
Cost of investments	$2,548,275	$4,966,678

Gross unrealized appreciation	58,512	578,466
Gross unrealized depreciation	(66,773)	(72,378)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	$(8,261)	$506,088

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS – April 30, 2010 (Unaudited)
(Continued)

Note 5 - Investment Transactions
Purchases and sales of investments, excluding short-term investments, were as follows:

Fund	Purchases	Sales
International Small Cap Value Fund*	$2,329,385	$29,014
All Cap Value Fund*	5,311,721	556,762

* The International Small Cap Value Fund and the All Cap Value Fund commenced operations on March 31, 2010 and November 16, 2009, respectively.

Note 6 - Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Note 7 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of April 30, 2010, in valuing the Funds’ assets carried at fair value:

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS – April 30, 2010 (Unaudited)
(Continued)

International Small Cap Value Fund

	Level 1 (Quoted Price)	Level 2 (Other Significant Observable Inputs)	Level 3 (Significant Unobservable Inputs)	Total
Assets Table
Investments, at Value:
Common Stocks:
Consumer Discretionary	$-	$261,299	$-	$261,299
Consumer Staples	50,258	220,810	-	271,068
Energy	-	57,078	-	57,078
Financials	134,582	613,380	-	747,962
Health Care	-	138,836	-	138,836
Industrials	-	463,992	-	463,992
Information Technology	-	80,607	-	80,607
Materials	-	187,350	-	187,350
Telecommunications Services	-	35,758	-	35,758
Utilities	-	48,481	-	48,481
Short-Term Investment	247,640	-	-	-
Total Investments, at Value	432,480	2,107,591	-	2,540,071
Other Financial Instruments*
Forward Foreign Currency Exchange Contracts to Buy	67,658	-	-	67,658
Total Assets	$500,138	$2,107,591	$-	$2,607,729

All Cap Value Fund

	Level 1 (Quoted Price)	Level 2 (Other Significant Observable Inputs)	Level 3 (Significant Unobservable Inputs)	Total
Investments, at Value:
Common Stocks:
Consumer Discretionary	$383,480	$-	$-	$383,480
Consumer Staples	528,697	-	-	528,697
Energy	765,649	-	-	765,649
Financials	1,640,682	-	-	1,640,682
Health Care	440,759	-	-	440,759
Industrials	510,313	-	-	510,313
Information Technology	652,136	-	-	652,136
Materials	220,522	-	-	220,522
Telecommunications Services	184,634	-	-	184,634
Short-Term Investment	145,894	-	-	145,894
Total Investments, at Value	$5,472,766	$-	$-	$5,472,766

* Other financial instruments are not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investments.

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS – April 30, 2010 (Unaudited)
(Continued)

Note 8 – Derivative and Hedging Disclosure
Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows.  As of April 30, 2010, the International Small Cap Value Fund had the following outstanding forward foreign currency exchange contracts:

Settlement Date	Receive		Deliver		Currency Value	Unrealized Gain/(Loss)
Contract to Buy
May 3, 2010	2,070	EUR	2,748	USD	2,756	$8
May 4, 2010	1,755	CHF	1,624	USD	1,631	7
May 4, 2010	13,778	EUR	18,292	USD	18,344	52
May 4, 2010	3,326	EUR	4,408	USD	4,428	20
May 4, 2010	2,050	GBP	3,144	USD	3,136	(8)
May 4, 2010	80,710	HKD	10,397	USD	10,395	(2)
May 4, 2010	9,494	SEK	1,310	USD	1,311	1
May 5, 2010	7,035	AUD	6,531	USD	6,510	(21)
May 5, 2010	1,405	SGD	1,028	USD	1,026	(2)
May 10, 2010	1,703,598	JPY	18,145	USD	18,121	(24)

Net unrealized gain on forward contracts						$31

The Funds’ policies permit each Fund to enter into forward foreign currency exchange contracts principally to hedge either specific transactions or portfolio positions in an attempt to minimize currency value fluctuations.  Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days, agreed upon by the parties, from the date of the contract, at a price set at the time of the contract.  The forward contracts may be bought or sold to protect the Funds, to some degree, from a possible loss resulting from an adverse change in the relationship between foreign currencies and the United States dollar (“US$”). Although such contracts may minimize the risk of loss due to a decline in value of the hedged currency, the contracts may limit any potential gain that may result from currency increases.

The risks to the Funds of entering into forward contracts include currency risks, such as fluctuations in the value of foreign currencies and the performance of foreign currencies relative to the US$; exchange control regulations; and costs incurred in connection with conversions between various currencies (fees may also be incurred when converting foreign investments to US$).  As a result, the relative strength of the US$ may be an important factor in the performance of the Funds.

For the period March 31, 2010 through April 30, 2010, the International Small Cap Value Fund entered into 42 forward foreign currency exchange contracts resulting in a realized gain of $2,508.   For the period November 16, 2009 through April 30, 2010, the All Cap Value Fund did not enter into any derivative transactions.

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS – April 30, 2010 (Unaudited)
(Continued)

Note 9 –Special Meeting of Shareholder
On March 19, 2010, shareholders of the All Cap Value Fund approved a new investment advisory agreement due to Piper Jaffray acquisition. The percentage of shares outstanding and entitled to vote that were present by proxy were 80.62%.  The numbers of shares voted were as follows:

For	Against	Abstain	Total
333,354	0	0	333,354

Note 10 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated each Fund’s related events and transactions that occurred subsequent to the date of issuance of the Funds’ financial statements.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Advisory Research Funds
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement with Advisory Research, Inc.

The Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), at a meeting held on June 23 and 24, 2009, reviewed and unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) with Advisory Research, Inc. (“Advisory Research”) for the Advisory Research International Small Cap Value Fund, Advisory Research All Cap Value Fund, Advisory Research Micro Cap Value Fund, Advisory Research Small Cap Value Fund and Advisory Research Small/Mid Cap Value Fund (each a “Fund” and collectively the “Funds”) for an initial two-year term.  In approving the Advisory Agreement, the Board of Trustees, including the Independent Trustees, determined that the Advisory Agreement is in the best interests of the Funds’ shareholders.

Background

In advance of the meeting, the Board received information about the Advisory Agreement from Advisory Research and from Mutual Fund Administration Corporation and UMB Fund Services, Inc., the Trust’s co-administrators.  In addition, the Independent Trustees received a memorandum from their legal counsel discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Advisory Agreement. At the meeting, the Independent Trustees asked questions of the representatives of Advisory Research and considered their responses before voting on the Advisory Agreement.  In addition, before voting the Independent Trustees discussed approval of the Advisory Agreement in a private session at which no representatives of Advisory Research were present.

In approving the Advisory Agreement, the Board (including the Independent Trustees) considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement, and each Trustee may have attributed different weight to the various factors.

Nature, Extent and Quality of Services

The Board and the Independent Trustees considered information regarding the resources that Advisory Research would commit to managing the Funds, including information about the personnel that would be involved in managing the Funds’ investments. They also considered a report on certain policies and procedures of Advisory Research, including information about its code of ethics. The Board and the Independent Trustees noted that Advisory Research’s staff provided quality investment services over the long term to private accounts and limited partnerships with similar investment objectives and strategies to those of the Funds.  The Board and the Independent Trustees determined that the nature, extent and quality of the services to be provided by Advisory Research to the Funds were satisfactory.

Advisory Research Funds
SUPPLEMENTAL INFORMATION (Unaudited)

Advisory Fees and Expense Ratios

The Board and the Independent Trustees reviewed a comparison of each Fund’s proposed management fee and estimated total expenses to the current advisory fees and total expenses of other funds in the Fund’s peer group. In assessing this information, the Board (including the Independent Trustees) noted, among other things, that the Funds’ proposed advisory fees and estimated total expenses were reasonable and generally consistent with those of their relevant peer groups.  The Board and the Independent Trustees also noted although the proposed advisory fees were greater than those fees for separate accounts managed by Advisory Research, this appropriately reflected the additional responsibilities associated with managing  a mutual fund.

Estimated Profitability of Advisory Agreement to Advisory Research

The Board and the Independent Trustees reviewed information about Advisory Research’s projected profits with respect to the Funds during their initial operations.  Based on the information provided, the Board and the Independent Trustees determined that the estimated profitability of the Advisory Agreement to Advisory Research was reasonable in light of the nature, extent and quality of services to be provided to the Funds.

Economies of Scale

The Board and the Independent Trustees noted that initially, the Funds’ asset levels would likely be too low to achieve significant economies of scale. As a result, the Board and the Independent Trustees concluded that the matter of such economies, and the extent to which the Funds’ fees levels reflect those economies for the benefit of the Funds’ investors, would be reviewed in the future as the Funds’ assets grow.

Based on these and other factors, the Board and the Independent Trustees concluded that the Advisory Agreement is in the best interests of the Funds’ shareholders and, accordingly, approved the Advisory Agreement for an initial two-year term.

Advisory Research Funds
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of “New” Investment Advisory Agreement with Advisory Research, Inc.

Background

On February 16, 2010, the Board of Trustees of the Trust approved a new investment advisory agreement (the “New Agreement”) with Advisory Research, Inc. (“Advisory Research”).  Advisory Research had served as investment adviser to the Advisory Research All Cap Value Fund (the “Fund”) since the Fund commenced operations on November 16, 2009, as well as four other funds that have not yet commenced operations (together with the Fund, the “Funds”).  In December 2009, Advisory Research agreed to be acquired by Piper Jaffray Companies (“Piper Jaffray”).  Under the Investment Company Act of 1940, as amended (the “1940 Act”), the acquisition of Advisory Research by Piper Jaffray would automatically terminate Advisory Research’s prior investment advisory agreement with respect to the Funds (the “Initial Agreement”).

On February 16, 2010, the Board of Trustees approved the New Agreement effective on the date of closing of the Piper Jaffray acquisition, which occurred on February 26, 2010, to manage the Funds subject to oversight by the Board of Trustees.  The New Agreement has substantially the same terms as the Initial Agreement except that, as required under the 1940 Act, the New Agreement would terminate with respect to the Fund 150 days after the effective date of the New Agreement unless it were approved by a majority of the shareholders of the Fund.  The shareholders of the Fund approved the New Agreement at a meeting held on March 19, 2010.

Consideration of New Agreement

In advance of the February 16, 2010, meeting, the Board received information regarding Piper Jaffray and the transaction between Advisory Research and Piper Jaffray.  At the meeting, the Board reviewed the information, noting Advisory Research’s indication that it did not anticipate any material changes to its day-to-day portfolio management and compliance operations, including any changes to personnel or infrastructure, that would affect the services provided by Advisory Research to the Fund or the other Funds following the acquisition by Piper Jaffray. The Board also reviewed information about the performance of the Fund since its commencement on November 16, 2009, noting that for the one-month and since-inception periods ending January 31, 2010, the Fund had outperformed the Russell 3000 Value Index.

The Board also considered Advisory Research’s indication that it did not anticipate that the acquisition by Piper Jaffray would result in any material changes to the information previously presented to the Board in connection with the Board’s review of the Initial Agreement on June 23 and June 24, 2009.

Advisory Research Funds
SUPPLEMENTAL INFORMATION (Unaudited)

Based on its review, including its consideration of the fact that Advisory Research’s compensation under the New Agreement is the same as its compensation under the Initial Agreement, the Board concluded that the New Agreement provides for fair and equitable compensation in light of the nature and quality of the services to be provided by Advisory Research to the Fund and each other Fund and their respective shareholders, and that approval of the Agreement was in the best interest of the Fund and the other Funds and their respective shareholders.  Accordingly, the Board approved the New Agreement.

This page is intentionally left bank

Advisory Research International Small Cap Value Fund
Advisory Research All Cap Value Fund
Each a series of the Investment Managers Series Trust

Advisor
Advisory Research, Inc.
Two Prudential Plaza
180 N. Stetson, Suite 5500
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

Distributor
Grand Distribution Services, LLC
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

FUND INFORMATION

	TICKER	CUSIP
Advisory Research International Small Cap Value Fund	ADVIX	461 418 741
Advisory Research All Cap Value Fund	ADVGX	461 418 816

Privacy Principles of the Advisory Research Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Advisory Research Funds for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at 1-888-665-1414, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling 1-888-665-1414 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund at 1-888-665-1414. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Section in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Advisory Research Funds
803 West Michigan Street
Milwaukee, WI 53233-2301
Toll Free: 1-888-665-1414

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	July 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	July 2, 2010

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	July 2, 2010